Gator Capital Long/Short Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS — LONG — 82.65% Shares Fair Value
Banks — 38.27%
Axos Financial, Inc.
(a)
14,800 $ 695,600
Bridgewater Bancshares, Inc.
(a)
24,000 257,040
Business First Bancshares, Inc. 2,040 41,718
ConnectOne Bancorp, Inc. 14,142 289,487
Dime Community Bancshares, Inc. 7,063 158,211
Financial Institutions, Inc. 13,100 251,258
First BanCorp. 62,800 932,581
First Business Financial Services, Inc. 7,500 254,925
First Citizens BancShares, Inc., Class A 471 674,142
First Internet Bancorp 10,000 225,400
Meridian Bancorp, Inc. 12,688 150,987
OFG Bancorp 19,991 669,499
Old Second Bancorp, Inc. 21,187 338,780
Pinnacle Financial Partners, Inc. 11,000 834,901
Popular, Inc. 7,000 507,850
UMB Financial Corp. 10,000 710,000
Webster Financial Corp. 15,000 709,800
Western Alliance Bancorp 16,000 831,201
Wintrust Financial Corp. 5,101 430,320
8,963,700
Casinos & Gaming — 2.23%
Las Vegas Sands Corp.
(a)
6,000 358,860
Melco Resorts & Entertainment Ltd. - ADR
(a)
12,000 163,440
522,300
Coal Mining — 1.29%
SunCoke Energy, Inc. 34,000 301,920
Communications Equipment — 1.19%
Juniper Networks, Inc. 10,000 278,000
Computer Hardware & Storage — 1.01%
Dell Technologies, Inc., Class C 4,000 211,680
Hewlett Packard Enterprise Co. 1,500 26,070
237,750
Consumer Finance — 7.19%
OneMain Holdings, Inc. 12,500 568,500
SLM Corp. 42,000 679,560
Synchrony Financial 12,600 435,204
1,683,264
Data & Transaction Processors — 1.93%
Visa, Inc., Class A 1,900 451,687
Diversified Banks — 2.47%
Barclays PLC, Sponsored - ADR 72,500 579,275
Film & TV — 1.48%
Warner Bros. Discovery, Inc.
(a)
26,500 346,355

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — LONG — 82.65% - continued Shares Fair Value
Infrastructure Software — 1.18%
VMware, Inc., Class A
(a)
1,762 $ 277,744
Insurance Brokers & Services — 0.11%
Kingstone Companies, Inc. 22,629 25,797
Internet Media & Services — 2.72%
Meta Platforms, Inc., Class A
(a)
2,000 637,200
Investment Companies — 1.16%
BBX Capital, Inc.
(a)
32,801 270,608
Life Insurance — 5.05%
Genworth Financial, Inc., Class A
(a)
66,000 386,760
Jackson Financial, Inc., Class A 24,100 795,782
1,182,542
Private Equity — 6.23%
The Carlyle Group, Inc. 20,000 713,000
Victory Capital Holdings, Inc., Class A 22,500 746,100
1,459,100
Real Estate Services — 2.14%
Anywhere Real Estate, Inc.
(a)
60,000 502,800
Steel Producers — 1.88%
United States Steel Corp. 17,250 439,875
Wealth Management — 5.12%
Ameriprise Financial, Inc. 2,500 871,125
Virtus Investment Partners, Inc. 1,600 329,168
1,200,293
Total Common Stocks — Long— (Cost $15,118,518) 19,360,210
PREFERRED STOCKS — LONG — 7.19%
Specialty Finance — 7.19%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 36,000 697,680
Chimera Investment Corp., Series D, 8.00% 25,317 542,037
Federal National Mortgage Association, Series O, 7.00% 9,625 34,650
Federal National Mortgage Association, Series R, 7.63% 20,250 37,058
SLM Corp., Series B, 1.70% 6,357 372,838
Total Preferred Stocks — Long— (Cost $1,643,595) 1,684,263
WARRANTS — LONG — 0.07%
Ampco-Pittsburgh Corp., Expires 08/01/25, Strike Price $6 32,600 15,443
Total Warrants — Long— (Cost $9,779) 15,443

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
MONEY MARKET FUNDS - 16.10% Shares Fair Value
First American Treasury Obligations Fund - Class X, 5.20%
(b)
3,772,108 $ 3,772,108
Total Money Market Funds (Cost $3,772,108) 3,772,108
Total Investments — 106.01% (Cost $20,543,999) 24,832,024
Liabilities in Excess of Other Assets — (6.01)% (1,406,733)
NET ASSETS — 100.00% $ 23,425,291
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2023 - (Unaudited)
COMMON STOCKS — SHORT — (41.00)% Shares Fair Value
Application Software — (0.22)%
Root, Inc.
(a)
(4,663) $ (50,780)
Automobiles — (0.68)%
Tesla, Inc.
(a)
(600) (160,458)
Banks — (17.10)%
Bank of Hawaii Corp. (7,400) (422,762)
Capitol Federal Financial, Inc. (102,500) (679,574)
City Holding Co. (883) (87,338)
Commerce Bancshares, Inc. (4,520) (240,374)
First Financial Bankshares, Inc. (6,250) (203,688)
Flushing Financial Corp. (20,300) (320,334)
Hingham Institution for Savings (3,000) (667,350)
Northwest Bancshares, Inc. (9,142) (112,995)
Park National Corp. (1,700) (189,584)
Renasant Corp. (11,800) (365,092)
Seacoast Banking Corporation of Florida (8,500) (210,035)
United Bankshares, Inc. (15,100) (504,944)
(4,004,070)
Catalog & TV Based Retailers — (0.32)%
Warby Parker, Inc., Class A
(a)
(5,000) (74,700)
Commercial Vehicles — (0.11)%
Nikola Corp.
(a)
(10,000) (26,700)
Data & Transaction Processors — (0.59)%
Affirm Holdings, Inc.
(a)
(7,143) (138,503)
Diversified Banks — (1.37)%
Bank of America Corp. (10,000) (320,000)
Industrial Wholesale & Rental — (2.54)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (595,000)
Infrastructure Software — (0.23)%
Upstart Holdings, Inc.
(a)
(800) (54,952)
Internet Media & Services — (1.11)%
Opendoor Technologies, Inc.
(a)
(50,800) (259,588)
Multi Asset Class REITs — (1.92)%
Vornado Realty Trust (20,000) (449,600)
Non-Alcoholic Beverages — (0.11)%
Oatly Group AB - ADR
(a)
(15,651) (24,885)
Office REITs — (8.42)%
Boston Properties, Inc. (5,200) (346,476)
Corporate Office Properties Trust (15,000) (390,000)
Cousins Properties, Inc. (16,000) (390,880)
Empire State Realty Trust, Inc., Class A (56,000) (501,200)
JBG SMITH Properties (20,700) (346,311)
(1,974,867)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS — SHORT — (41.00)% - continued Shares Fair Value
P&C Insurance — (0.14)%
Lemonade, Inc.
(a)
(1,442) $ (33,527)
Packaged Food — (0.11)%
Beyond Meat, Inc.
(a)
(1,600) (27,520)
Property & Casualty Insurance — (1.98)%
Progressive Corp. (The) (3,675) (462,977)
Real Estate Services — (0.85)%
Compass, Inc., Class A
(a)
(47,400) (198,606)
Wealth Management — (3.20)%
Charles Schwab Corp. (The) (11,300) (746,929)
Total Common Stocks - Short (Proceeds Received $10,859,078) (9,603,662)
EXCHANGE-TRADED FUNDS — SHORT — (0.83)%
Direxion Daily Financial Bear 3X Shares
(a)
(11,700) (193,752)
Total Exchange-Traded Funds - Short (Proceeds Received $ 499,663) (193,752)
TOTAL SECURITIES SOLD SHORT - (41.83)% (Proceeds Received
$11,358,741) (9,797,414)
(a) Non-income producing security.
ADR - American Depositary Receipt